INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-              INTANGIBLE ASSETS, NET

a.              Composition:

	December 31,
	2014	2015
Cost:

Know-how and patents	$4,738	$4,076
Technology	1,789	1,789
Customer relationships	686	686
Backlog	708	708

	7,921	7,259
Accumulated amortization:

Know-how and patents	4,606	4,002
Technology	327	762
Customer relationships	270	475
Backlog	546	707

	5,749	5,946

Impairment of technology and customer relationships	325	-

Intangible assets, net	$1,847	$1,313

b.              Amortization expenses related to intangible assets, not including the impairment of technology and customer relationships amounted to $ 507, $ 783 and $ 520 for the years ended December 31, 2013, 2014 and 2015, respectively.

c.              Estimated amortization of intangible assets for the years ended:

December 31,

2016	$272
2017	239
2018	230
2019	188
2020 and thereafter	384

$1,313